RESERVES	12 Months Ended
Dec. 31, 2017
RESERVES
RESERVES

NOTE 28 — RESERVES

a)           Share-Based Payments Reserve

The share based payments reserve records items recognised as expenses on valuation of employee share options and restricted share units.

b)           Foreign Currency Translation Reserve

The foreign currency translation reserve records exchange differences arising on translation of the Parent Company.